Bank Premises and Equipment	12 Months Ended
Dec. 31, 2011
Bank Premises and Equipment [Abstract]
Bank Premises and Equipment
(5) Bank Premises and Equipment

A summary of premises and equipment at December 31, 2011 and 2010 follows:

(dollars in thousands)
	2011	2010
Land	$2,413	2,413
Buildings	28,716	27,196
Furniture, Fixtures and equipment	41,283	39,829
Leasehold improvements	22,256	20,125
Total bank premises and Equipment	94,668	89,563
Accumulated depreciation and amortization	(57,662)	(52,931)
Total	$37,006	36,632

Depreciation and amortization expense approximated $4.8 million, $4.7 million, and $4.5 million for the years 2011, 2010, and 2009, respectively. Occupancy expense of the Bank's premises included rental expense of $6.8 million in 2011, $6.7 million in 2010, and $6.5 million in 2009.